Segment Information (Homebuilding Pretax (Loss) Income Includes Following Pretax Loss On Sales Of Lots, Land And Other Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
(Loss) gain on sales of lots, land and other
Operating revenue			$ 17,204		$ 21,220
Operating costs	(4,234)		(20,426)		(131,640)
Loss on sales of lots, land and other	(4,234)		(3,222)		(110,420)
Southern California [Member]
(Loss) gain on sales of lots, land and other
Operating revenue					3,250
Operating costs	(1,912)	[1]	(6,001)	[1]	(27,294)
Loss on sales of lots, land and other	(1,912)	[1]	(6,001)	[1]	(24,044)
Northern California [Member]
(Loss) gain on sales of lots, land and other
Operating revenue			17,204
Operating costs	(2,297)	[1]	(14,334)		(29,410)	[1]
Loss on sales of lots, land and other	(2,297)	[1]	2,870		(29,410)	[1]
Arizona [Member]
(Loss) gain on sales of lots, land and other
Operating revenue					11,595
Operating costs					(25,588)
Loss on sales of lots, land and other					(13,993)
Nevada [Member]
(Loss) gain on sales of lots, land and other
Operating revenue					6,375
Operating costs	(25)	[1]	(91)	[1]	(49,348)
Loss on sales of lots, land and other	$ (25)	[1]	$ (91)	[1]	$ (42,973)

[1]	Consists of write-off of land option deposits and pre-acquisition costs.